Employee Benefits - Changes in Fair Value of Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Interest	₩ 3,277	₩ 3,690	₩ 4,166
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning of year	2,255,149	1,997,717
Interest	44,208	48,210
Remeasurements	(600)	(8,692)
Contributions to plan assets	307,367	342,915
Benefits paid	(213,246)	(124,962)
Others	4,839	(39)
End of year	₩ 2,397,717	₩ 2,255,149	₩ 1,997,717